Vessel Revenue, net and Voyage Expenses, Voyage Expenses from Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage Expenses [Abstract]
Voyage expenses	$ 5,066	$ 1,771	$ 3,107
Time Charters [Member]
Voyage Expenses [Abstract]
Voyage expenses	2,163	1,270	1,424
Spot Charters [Member]
Voyage Expenses [Abstract]
Voyage expenses	2,263	0	1,039
Unfixed Periods [Member]
Voyage Expenses [Abstract]
Voyage expenses	$ 640	$ 501	$ 644